Note 7 - Stockholders' Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Stockholders Equity Details Narrative
Outstanding, beginning	0	15,550
Granted	1,813,053	486,531
Forfeited	0	0
Exercised	0	(501,901)
Outstanding, ending	1,813,053	0
Exercisable, ending	1,813,053	0	1,813,053
Outstanding, beginning	$ 0.00	$ 135.00
Granted	2.00	15.00
Forfeited	0.00	0.00
Exercised	0.00	15.00
Outstanding, ending	2.00	0.00
Exercisable, ending	$ 2.00	$ 0.00	$ 2.00